Asset Acquisitions	12 Months Ended
Jan. 31, 2023
Asset Acquisitions
Assets Acquisitions

6. Asset Acquisitions

(a) On December 7, 2020, the Company entered into an asset purchase agreement with Nutraneeds LLC (“Nutraneeds”) whereby the Company issued 13,333,333 common shares (Note 12(r)) to acquire intellectual property, including patented technology, in connection with the compounds known as 2-bromo-LSD.

The Company evaluated this acquisition in accordance with IFRS 3, Business Combinations to discern whether the assets acquired met the definition of a business. The Company concluded there were not a sufficient number of key processes obtained to develop the inputs into outputs, nor could such processes be easily obtained by the Company. The intangible assets acquired were determined to be too-early stage to meet the definition of intangible asset. Accordingly, the Company accounted for this transaction as an asset acquisition and measured the transaction using the fair value of the consideration paid with amount paid being recognized as an expense through comprehensive loss.

The consideration transferred, and assets and unidentifiable assets acquired are as follows:

Consideration paid:	$

Common shares issued	16,666,666

Net assets acquired:	$

Unidentifiable assets	16,666,666

Fair value of net assets acquired	16,666,666

During the year ended January 31, 2023, the Company recognized $nil in the consolidated statements of loss and other comprehensive loss on the write-off of fair value of net assets acquired (2022 - $nil; 2021 - $16,666,666).

(b) On August 31, 2020, the amalgamation between the Company, MedMelior Inc. (“MedMelior”), an entity with common officers and director with the Company, and 12167573 Canada Ltd., a wholly-owned subsidiary of the Company, was ratified by the Canadian Securities Exchange. Upon the close of the amalgamation, MedMelior became a wholly-owned subsidiary of the Company. Pursuant to the amalgamation, the Company issued 18,217,239 common shares to MedMelior shareholders (Note 12(p)) in exchange for MedMelior common shares. In addition, 856,880 stock options were issued to MedMelior’s optionees (Note 15(c)) and 252,595 share purchase warrants to MedMelior‘s warrant-holders (Note 13(a)).

Pursuant to the acquisition of MedMelior, the Company acquired patents related to its MM-001 program and in-process research and development related to its MM-003 program (Note 8).

The Company evaluated this acquisition in accordance with IFRS 3, Business Combinations to discern whether the assets and operations of MedMelior met the definition of a business. The Company concluded there were not a sufficient number of key processes obtained to develop the inputs into outputs, nor could such processes be easily obtained by the Company. Accordingly, the Company accounted for this transaction as an asset acquisition.

The consideration transferred, assets acquired and liabilities assumed recognized are as follows:

Consideration paid:	$

Common shares issued	6,094,149
Share purchase options granted	100,312
Share purchase warrants granted	57,718

Total purchase price	6,252,179

Net assets acquired:	$

Cash	24,825
Amounts receivable	31,451
Prepaid and other current assets	363,150
Equipment	44,553
Intangible assets	11,362,000
Advances	(1,507,979)
Accounts payable and accrued liabilities	(3,475,581)
Due to related parties	(590,240)

Net value of net assets acquired	6,252,179

(c) On May 7, 2020, the Company acquired 100% of the outstanding common shares of Blife Therapeutics Inc. (“Blife”) from MedMelior for $1. The Company evaluated this acquisition in accordance with IFRS 3, Business Combinations to discern whether the assets and operations of Blife met the definition of a business. The Company concluded there were not a sufficient number of key processes obtained to develop the inputs into outputs, nor could such processes be easily obtained by the Company. Accordingly, the Company accounted for this transaction as an asset acquisition.

Net assets acquired:	$

Cash	240
GST receivable	43

Net value of assets acquired	283